Stock Based Compensation Plans: (Details 1) - $ / shares	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 31, 2017
Stock Based Compensation Plansdetails [Abstract]
Options outstanding - beginning of period	5,091,565	3,357,000
Weighted average exercise price - options outstanding	$ 3.13	$ 2.84
Options granted		5,152,500
Weighted average exercise price - options granted		$ 3.16
Options exercised		(137,500)
Weighted average exercise price - options exercised		$ 2.89
Options expired	(237,000)	(1,469,500)
Weighted average exercise price - options expired	$ 3.70	$ 2.89
Options outstanding - end of period	4,854,565	6,902,500
Weighted average exercise price - options outstanding	$ 3.13	$ 2.84	$ 3.10	$ 3.07
Options exercisable - end of period	4,279,568	5,877,502
Weighted average exercise price - options exercisable			$ 3.10	$ 3.05